Summary of Significant Accounting Policies (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 20, 2019 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Jan. 01, 2025 USD ($)	Jan. 01, 2024 USD ($)	Jan. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Reversed credit losses		$ 3,695		$ 1,314	$ (4,112)
Investments online	$ 290
Total investment percentage	5.00%
Recognized change of fair value		(897)		286	629
Contract liabilities		5,730		2,421		$ 2,421	$ 3,050
Deferred revenue		5,730		2,421		$ 2,298	$ 3,050	$ 3,569
Local PRC government authorities amount		809		542	4,959
Value-added tax deduction		795		515	4,733
High-tech enterprises		14		$ 27	$ 226
Assets									$ 972
Liabilities									$ 939
Underpayment of taxes		$ 14,358	¥ 100,000
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Private warrants price per share (in Dollars per share) | $ / shares		$ 0.1		$ 5.23
Exercise price per share (in Dollars per share) | $ / shares		$ 11.5